Interest-Bearing Loans and Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 26,003	$ 22,822
Non-current portion of interest-bearing loans and borrowings	532,373	537,213
Less: deferred finance costs	(16,026)	(19,444)
Total interest-bearing loans and borrowings, net	542,350	540,591	$ 514,929	$ 530,187
Notes Payable [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 4,927	5,475
Interest Rate	Six-month LIBOR
Maturity	November 2, 2024 (1)
Non-current portion of interest-bearing loans and borrowings	$ 7,536	12,367
Less: deferred finance costs	(5,949)
Total interest-bearing loans and borrowings, net	12,463
Seller's credit for the construction of the six liquid barges [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 2,676	1,901
Interest Rate	Fixed rate of 8.5%
Maturity	November 16, 2025 (2)
Non-current portion of interest-bearing loans and borrowings	$ 8,537	9,146
BBVA Facility [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 12,000	14,000
Interest Rate	Six-month LIBOR plus 3.25%
Maturity	March 31, 2022(3)
Non-current portion of interest-bearing loans and borrowings	$ 0	8,000
Total interest-bearing loans and borrowings, net	12,000
Term Bank loan [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 1,400	1,400
Interest Rate	Three-month LIBOR plus 3.15%
Maturity	May 18, 2025
Non-current portion of interest-bearing loans and borrowings	$ 6,300	7,700
Less: deferred finance costs	(99)	(30)
Total interest-bearing loans and borrowings, net	7,700
Seller's credit agreement for the acquisition of the 2020 Fleet [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 5,000	0
Interest Rate	Fixed rate of 5.00%
Maturity	March 22, 2024
Non-current portion of interest-bearing loans and borrowings	$ 10,000	0
Loan for Nazira [member]
Disclosure of detailed information about borrowings [line items]
Current portion of interest-bearing loans and borrowings	$ 0	46
Interest Rate	Fixed rate of 6.00%
Maturity	August 10, 2021
2025 Notes [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	Fixed rate of 10.75%
Maturity	July 1, 2025
Non-current portion of interest-bearing loans and borrowings	$ 500,000	$ 500,000